Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	TEJON RANCH CO
Amendment Flag	false
Entity Central Index Key	0000096869
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-07183
Entity Tax Identification Number	77-0196136
Entity Address, Address Line One	P. O. Box 1000
Entity Address, City or Town	Lebec
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93243
City Area Code	661
Local Phone Number	248-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false